Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,413,238)	$ 201,012	$ 224,994	$ (45,587)	$ (8,377)	$ (24,949,246)	$ (1,762,838)	$ 900,396
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	3,981		6,950			23,347		34,523
Amortization of intangible assets			29,544			115,907		162,825
Amortization of operating right-of-use asset	36,446		15,528			109,056		58,602
Amortization of finance right-of-use assets	2,055		2,026			7,948		8,153
Allowance for credit losses	35,719		11,939
Provision for doubtful accounts						2,872,789		43,804
Deferred taxes benefits			(5,022)			(48,228)		(27,680)
Investment income								(1,917,062)
Gain on disposal of subsidiary			(30,055)			(30,055)
Earnout payment						5,199,629
Impairment loss on goodwill						971,229
Impairment loss on intangible assets			0			167,787
Change in fair value of prepaid forward purchase liabilities	532,492					12,911,503
Formation and operating costs paid by related party				136	8,377
Dividends earned on cash and marketable securities held in Trust Account		(499,343)					(222,912)
Change in operating assets and liabilities
Accounts receivable	244,693		(264,618)			(174,824)		(263,950)
Interest receivable from loan to third party			(7,813)					(19,071)
Other receivables	(3,286)		(15,533)			1,582,724		55,692
Accounts payable	187,415		(2,304)			1,268,701		353,560
Accounts payables - related party			(196,903)			(2,396,931)		1,022,714
Other payables and accrued liabilities	869,985		7,274			1,084,437		4,360
Taxes payable	31,893		93			(114,133)		107,188
Operating lease liability	(39,715)		(15,528)			(105,719)		(62,124)
Prepaid expenses and other current assets	49,575	78,537	(12,768)	45,451		(22,749)	71,857	(18,010)
Accrued expenses		65,994					820,770
Due to related parties		30,000					86,894
Due from related party	(7,923)
Net cash (used in) provided by operating activities	(469,908)	(123,800)	(252,196)			(1,526,828)	(1,006,229)	443,920
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment						(18,137)		(1,957)
Loan to third party			(25,889)			(246,664)
Cash acquired through business combination								(354,226)
Cash released upon disposal of a subsidiary			(3,437)			(3,405)
Principal deposited in Trust Account							(86,250,000)
Net cash used in investing activities			(29,326)			(268,206)	(86,250,000)	(356,183)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions						600,000
Proceeds from the Reverse Recapitalization						1,324,961
Payments of merger costs						(1,305,580)
Repayments from other receivable - related parties			10,531			30,670		36,189
Proceeds from short-term loans - bank and private lender	171,659		73,968			72,548		87,812
Repayments to short-term loans - bank and private lender	(57,036)		(20,885)			(74,895)		(66,801)
Proceeds from short-term loans - related parties	274,200
Borrowings from other payables - related parties	138,219	196,106	269,457			1,347,745	800,000	93,666
Payment of finance lease liabilities	(1,714)		(1,632)			(6,502)		(6,686)
Repayments to short-term loans - third parties								(312,553)
Proceeds from Initial Public Offering		86,250,000					86,250,000
Proceeds from private placement							2,922,500
Proceeds from underwriter’s purchase option							100
Issuance of ordinary shares						500,000
Payment of underwriting commission							(1,725,000)
Payment to related party, net							(396,157)
Payment of deferred offering costs							(401,668)
Net cash provided by (used in) financing activities	525,328	196,106	331,439			2,488,947	87,449,775	(168,373)
EFFECT OF EXCHANGE RATE CHANGES	(2,613)		(2,667)			(99,424)		19,865
NET CHANGE IN CASH AND RESTRICTED CASH	52,807	72,306	47,250			594,489	193,546	(60,771)
CASH AND RESTRICTED CASH, beginning of the year	784,485	193,546	189,996			189,996		250,767
CASH AND RESTRICTED CASH, end of the year	837,292	265,852	237,246			784,485	193,546	189,996
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	9,353		33,299			156,339		30,185
Cash paid for interest	6,090		24,304			19,588		110,835
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability	139,549		$ 125,834			105,350		125,834
Initial recognition of payables to former subsidiary upon disposal of subsidiary						319,158
Conversion of debt into a promissory note						170,000
Conversion of debts into convertible notes						206,500
Forgiveness of debt by a related party						2,763,018
Conversion of due to related party into promissory note		3,894
Issuance of ordinary shares upon the Reverse Recapitalization						11,911,459
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares					37,500
Deferred offering costs paid by related party				43,222	206,780
Deferred offering costs included in accrued offering costs and expenses				63,473	3,640
Prepaid expense paid by related party					181,000
Initial value of ordinary shares subject to possible redemption							85,546,185
Subsequent measurement ordinary shares subject to possible redemption		499,343					222,912
Deferred underwriting commissions							3,018,750
Cash	837,292	$ 265,852				143,024	193,546	189,996
Restricted cash						641,461
Total cash and restricted cash	$ 800,000					$ 784,485		$ 189,996